SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended			12 Months Ended					1 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jul. 31, 2011 ILS	Dec. 19, 2007 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 17, 2012 USD ($)	Jul. 31, 2012	Mar. 17, 2014 Subsequent Event [Member] USD ($)	Dec. 31, 2013 Warrant [Member] USD ($)	Dec. 31, 2013 Convertible Notes Payable [Member] USD ($)	Dec. 31, 2012 Convertible Notes Payable [Member] USD ($)	Jul. 07, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Jul. 07, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Feb. 28, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2013 2005 Plan [Member]	Dec. 31, 2011 Directors [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2010 Directors [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2013 Employees and Directors [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2013 Employees and Directors [Member] Restricted Stock [Member] Subsequent Event [Member]
Stockholders Equity [Line Items]
Preferred Stock, Liquidation Preference Value (in dollars)				$ 2,500,000	$ 2,500,000
Potential shares issuable upon conversion of convertible note			363,636	363,636	363,636	0
Share Price			$ 1.65						$ 1.65							$ 1.00			$ 0		$ 0
Stock Issued During Period, Value, Conversion of Convertible Securities			600,000
Stock Issued During Period, Shares, Issued for Services					7,500
Debt Conversion, Converted Instrument, Shares Issued				30,000	15,380				363,636
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																		213,784
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																			75,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																			$ 83
Investment In Equity By Related Party Committed Amount																250,000
Investment In Equity By Related Party		750,000											50,000	170,000	75,000	50,000	75,000
Debt Instrument, Face Amount											600,000	600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			600,000
Issue Of Shares To Related Party																50,000
Cancellation Of Related Party Investment In Equity							125,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				20,000
Fair Value Assumptions, Risk Free Interest Rate										2.15%
Fair Value Assumptions, Expected Volatility Rate										71.00%
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Term										3 years
Class Of Warrant Or Right Fair Value										21,000
Share Based Compensation Arrangement By Share Based Payment Award Options Released Later																					153,332	156,668
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					310,000
Class Of Warrant Or Right, Outstanding								60,000
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights			2.00					0.80
Payments for Repurchase of Warrants	6,000
Stock Issued During Period, Value, Share-based Compensation, Gross																					$ 418,000
Share To Be Issued To Related Party															75,000	250,000